Rights of use of assets and lease liabilities (Details 3) - ARS ($) $ in Millions	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Rights of use of assets and lease liabilities
Lease liabilities interest	$ (1,778)	$ (2,713)	$ (3,373)
Results from short-term leases	(949)	(717)	(954)
Results from variable leases not recognized as lease liabilities	(13,690)	(8,597)	(4,321)
Gain from lease modification	$ 1,982	$ 0	$ 0